Yorktown Multi-Sector Bond Fund
Schedule of Investments
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 50.98%
Communications — 2.20%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 976,480
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 904,443
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 870,807
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 431,835
TEGNA Inc., 4.75%, 3/15/2026
(a)
2,000,000 1,977,415
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
500,000 429,556
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 699,664
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 879,957
Warnermedia Holdings, Inc., 5.14%, 3/15/2052 1,000,000 684,069
7,854,226
Consumer Discretionary — 7.57%
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,908,890
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 995,178
Ford Motor Co., Class B, 3.25%, 2/12/2032 500,000 408,832
Ford Motor Credit Co LLC, 4.95%, 5/28/2027 2,000,000 1,958,105
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 2,000,000 1,976,909
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,780,289
General Motors Financial Co., Inc., 5.35%, 1/7/2030 2,000,000 2,006,009
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027 2,000,000 1,994,170
Home Depot, Inc. (The), 4.95%, 9/15/2052 1,000,000 901,802
Home Depot, Inc. (The), 5.30%, 6/25/2054 1,000,000 950,428
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027
(a)
2,000,000 1,997,026
Lowe's Cos, Inc., 5.63%, 4/15/2053 1,000,000 937,613
McDonald's Corp., 5.45%, 8/14/2053 2,000,000 1,902,789
MGM Resorts International, 4.63%, 9/1/2026 1,000,000 992,449
NCL Corp. Ltd., 5.88%, 2/15/2027
(a)
1,500,000 1,494,038
Nissan Motor Acceptance Co., LLC, 6.36%, 9/13/2027 (SOFRIX +
205bps)
(a),(b)
1,000,000 987,606
Nissan Motor Co. Ltd., 4.81%, 9/17/2030
(a)
1,000,000 924,860
Service Corp International/US, 4.63%, 12/15/2027 2,000,000 1,969,451
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 903,323
26,989,767
Consumer Staples — 4.27%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027
(a)
2,000,000 1,979,417
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 96,714
Coca-Cola Co. (The), 4.65%, 8/14/2034 1,000,000 1,000,122
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 428,167
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 407,322
JBS USA LUX SA, 5.50%, 1/15/2030 1,000,000 1,016,059
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 228,609
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 452,693
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 271,777
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 810,739
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 855,822
Kroger Co. (The), 5.00%, 9/15/2034 1,000,000 980,532
Land O' Lakes, Inc., 7.25%, 12/31/2049
(a)
2,000,000 1,670,000

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Molson Coors Beverage Co., 4.20%, 7/15/2046 $ 1,000,000 $ 799,107
PepsiCo, Inc., 5.25%, 7/17/2054 1,000,000 966,745
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 473,922
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 946,393
Target Corp., 4.50%, 9/15/2034 1,000,000 961,313
Walmart, Inc., 4.50%, 4/15/2053 1,000,000 872,480
15,217,933
Energy — 0.84%
Marathon Petroleum Corp., 5.15%, 3/1/2030 1,000,000 1,007,056
NuStar Logistics LP, Class B, 5.63%, 4/28/2027 2,000,000 1,995,384
3,002,440
Financials — 19.65%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)
(b)
1,000,000 959,333
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 995,743
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
800,000 770,904
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,921,353
Bank of New York Mellon Corp. (The), Series F, Class F, 4.63%, 12/20/2049
(TSFR3M + 339.26bps)
(b)
1,000,000 980,220
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)
(b)
1,000,000 1,025,708
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,996,833
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)
(b)
1,500,000 1,488,648
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)
(b)
1,000,000 1,094,160
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)
(b)
2,000,000 1,893,858
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)
(a),(b)
2,000,000 2,070,018
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,000,000 1,488,824
Citadel Finance LLC, 3.38%, 3/9/2026
(a)
2,000,000 1,965,179
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)
(b)
2,000,000 1,925,175
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)
(b)
1,000,000 988,756
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)
(b)
2,000,000 1,909,473
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)
(a),(b)
1,000,000 906,859
FedNat Holding Co., 7.75%, 3/15/2029
(c)
2,400,000 120,000
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,928,127
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 198,778
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)
(a),(b)
1,000,000 950,722
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049
(b)
1,000,000 945,332
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y +
280.90bps)
(b)
1,000,000 1,022,263
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)
(b)
1,000,000 1,041,106
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)
(b)
1,000,000 984,489
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)
(b)
1,000,000 809,775
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
2,000,000 1,999,251
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)
(b)
1,000,000 1,032,595
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)
(b)
2,000,000 2,003,507
Lloyds Banking Group PLC, 7.50%, 9/27/2165 (USSW5 + 449.6bps)
(b)
2,000,000 1,998,848
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)
(b)
1,000,000 1,027,660
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 928,538

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
$ 1,000,000 $ 685,550
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 753,581
Nordea Bank Abp, 6.30%, 3/25/2049
(a)
1,000,000 955,128
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)
(a),(b)
1,000,000 881,043
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 335,335
Pacific LifeCorp, 5.40%, 9/15/2052
(a)
1,000,000 926,586
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)
(b)
2,000,000 2,059,448
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,984,465
SBL Holdings, Inc., 6.50%, 11/13/2091 (H15T5Y + 562.0bps)
(a),(b)
1,000,000 877,601
SBL Holdings, Inc., 7.00%, 5/13/2165 (H15T5Y + 558.0bps)
(a),(b)
1,000,000 949,590
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)
(a),(b)
2,000,000 2,023,136
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)
(a),(b)
1,000,000 1,077,813
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)
(a),(b)
2,000,000 1,784,361
State Street Corp., 6.70%, 12/31/2049
(b)
1,000,000 1,006,030
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps)
(b)
2,000,000 1,965,026
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)
(b)
1,000,000 1,036,085
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)
(b)
1,000,000 995,908
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)
(a),(b)
1,000,000 1,025,542
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)
(a),(b)
1,000,000 858,839
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 2,008,601
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 486,881
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)
(b)
1,000,000 974,717
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345.3bps)
(b)
1,000,000 982,789
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)
(b)
1,000,000 1,013,408
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)
(b)
1,000,000 1,055,215
70,074,713
Health Care — 0.28%
Humana, Inc., 5.38%, 4/15/2031 1,000,000 1,013,338
Industrials — 6.09%
AECOM, 5.13%, 3/15/2027 2,000,000 1,997,376
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 982,045
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
950,725 950,236
American Airlines Inc. /AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026
(a)
1,666,667 1,656,950
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 775,000 727,018
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,674,702
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054 1,000,000 937,509
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055 1,000,000 983,839
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 870,811
CSX Corp., 5.50%, 4/15/2041 1,000,000 983,119
Honeywell International, Inc., 5.25%, 3/1/2054 1,000,000 938,589
Mileage Plus Holdings LLC, 6.50%, 6/20/2027
(a)
1,800,000 1,807,108
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 514,847
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 417,385
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 753,918
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 632,878
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 704,109

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 $ 357,639 $ 353,661
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 332,238 330,637
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 623,623 578,178
United Parcel Service, Inc., 5.50%, 5/22/2054 1,000,000 954,149
United Rentals North America Inc., 4.88%, 1/15/2028 2,000,000 1,973,320
21,722,384
Materials — 2.05%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
2,000,000 1,993,509
Ball Corp., 2.88%, 8/15/2030 1,000,000 886,243
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 449,614
Berry Global, Inc., 5.63%, 7/15/2027
(a)
1,000,000 999,730
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M +
165bps)
(b)
500,000 520,881
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 458,194
Crown Americas LLC / Crown Americas Capital CorpVI, 4.75%, 2/1/2026
(a)
2,000,000 1,990,376
7,298,547
Real Estate — 0.60%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 964,258
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 970,090
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 195,822
2,130,170
Technology — 4.10%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 975,025
Broadcom, Inc., 4.15%, 11/15/2030 500,000 487,512
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 843,604
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 776,430
Dell International LLC / EMC Corp., 5.00%, 4/1/2030 1,000,000 1,003,683
Dell International LLC / EMC Corp., 4.85%, 2/1/2035 1,000,000 943,463
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 1,000,000 965,829
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,447,616
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 429,628
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 690,994
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 878,132
Leidos, Inc., 5.75%, 3/15/2033
(a)
1,000,000 1,025,304
Oracle Corp., 4.70%, 9/27/2034 1,000,000 952,008
Seagate HDD Cayman, 4.88%, 6/1/2027 2,000,000 1,981,339
Western Digital Corp., 4.75%, 2/15/2026 218,000 216,770
14,617,337
Utilities — 3.33%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030 500,000 437,884
Ameren Illinois Co., 4.95%, 6/1/2033 1,000,000 1,000,419
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 735,340
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)
(b)
1,000,000 972,152
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034
(H15T5Y + 319.5bps)
(b)
1,000,000 989,333

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Duke Energy Ohio, Inc., 5.55%, 3/15/2054 $ 1,000,000 $ 952,556
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 572,234
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 669,520
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 974,431
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 377,018
PPL Electric Utilities Corp., 5.25%, 5/15/2053 1,000,000 946,935
Southern California Edison Co., 4.88%, 3/1/2049 1,000,000 811,395
Southern Co. (The), 4.85%, 3/15/2035 1,000,000 969,711
Union Electric Co., 3.90%, 4/1/2052 750,000 564,332
Union Electric Co., 5.25%, 1/15/2054 1,000,000 921,473
11,894,733
Total Corporate Bonds and Notes
(Cost $192,385,908) 181,815,588
ASSET BACKED SECURITIES — 7.28%
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%,
5/21/2029
(a)
1,000,000 1,020,648
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 748,399
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D,
5.97%, 10/20/2031
(a)
310,000 318,240
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,189,805 1,171,441
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%,
9/23/2030
(a)
250,000 254,690
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031
(a)
500,000 503,938
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 995,914
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 995,685
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031
(a)
500,000 511,490
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 974,462
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
1,840,000 1,798,534
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 1,099,544
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
1,000,000 988,432
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 1,002,977
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
655,767 606,178
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 996,502
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031
(a)
1,000,000 1,008,481
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032
(a)
500,000 509,196

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036
(a)
$ 2,000,000 $ 2,031,526
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031
(a)
1,000,000 1,007,117
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031
(a)
500,000 505,097
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 1,020,173
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,032,668
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031
(a)
414,889 418,835
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032
(a)
1,000,000 1,004,657
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%,
10/15/2030
(a)
160,000 164,154
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035
(a)
500,000 513,082
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
848,000 754,279
Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.13%, 11/20/2061
(TSFR1M + 81.4bps)
(a),(b)
254,526 253,617
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 893,808
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
412,722 385,062
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 471,581
Total Asset Backed Securities
(Cost $26,025,097) 25,960,407
U.S. GOVERNMENT & AGENCIES — 31.91%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 184,580 179,865
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 635,223 639,230
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042 737,241 737,657
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 853,762 722,903
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,527,138 1,271,404
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 810,447 676,975
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 527,292 438,894
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 825,751 687,294
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052 823,283 714,133
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 845,376 732,306
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052 399,995 347,114
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052 826,035 744,387
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,494,008 1,391,786
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052 1,287,376 1,115,642
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,319,589 1,145,115
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 848,092 790,453
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052 2,102,994 1,959,031
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 1,315,797 1,225,978
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,729,461 1,696,471
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 843,168 826,639
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 759,641 747,199
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053 832,726 831,738

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 $ 880,717 $ 863,225
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,776,753 1,741,464
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053 813,056 825,648
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054 943,663 878,205
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054 1,813,123 1,809,337
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054 809,764 821,932
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054 1,644,805 1,668,361
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054 756,527 779,245
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054 779,537 796,262
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054 962,353 919,361
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054 926,908 931,667
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054 894,177 915,283
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054 1,833,004 1,859,118
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054 1,934,406 1,892,580
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055 1,451,091 1,471,584
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055 1,946,299 1,973,778
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055 1,966,030 1,960,704
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055 1,972,267 1,966,924
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055 996,401 974,622
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 467,101
Federal Farm Credit Bank, 2.13%, 5/21/2040 2,000,000 1,394,338
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 351,072
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039 1,000,000 991,075
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040 1,000,000 998,154
Federal Farm Credit Banks Funding Corp., 6.36%, 5/2/2044 1,000,000 1,000,041
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044 2,000,000 1,997,738
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045 2,000,000 1,996,376
Federal Home Loan Banks, 5.40%, 11/21/2034 1,000,000 998,289
Federal Home Loan Banks, 5.10%, 2/12/2035 1,000,000 1,011,765
Federal Home Loan Banks, 5.45%, 3/27/2036 1,000,000 1,003,907
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 999,870
Federal Home Loan Banks, 5.00%, 10/21/2039 1,000,000 983,696
Federal Home Loan Banks, 5.70%, 2/6/2040 1,000,000 1,002,330
Federal Home Loan Banks, 5.75%, 4/24/2040 1,000,000 1,000,012
Federal Home Loan Banks, 2.01%, 7/16/2040 1,000,000 674,734
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 999,029
Federal Home Loan Banks, 6.00%, 1/30/2045 1,000,000 1,007,099
Federal Home Loan Banks, 5.55%, 3/10/2045 1,000,000 1,000,936
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,151,648
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 559,867 572,252
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 547,185 500,175
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 502,129 490,180
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 1,500,202 1,284,351
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 763,478 728,279
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 287,750 262,069
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 666,230 606,697
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 527,380 443,934
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 714,204 598,295

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 $ 787,890 $ 684,735
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052 2,399,912 2,162,554
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 841,285 804,991
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 1,677,868 1,645,864
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 815,618 815,972
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 855,400 838,862
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,782,204 1,659,828
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 886,394 869,090
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 892,964 830,935
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 858,055 862,345
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 881,444 863,938
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,841,846 1,808,187
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 887,878 849,099
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 893,938 876,875
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 844,875 845,457
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 897,099 879,281
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053 1,889,695 1,927,211
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053 2,685,282 2,679,674
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054 1,308,608 1,331,479
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054 945,628 944,164
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054 908,163 905,915
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054 884,250 896,914
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054 903,601 916,542
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054 945,056 942,717
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054 940,961 946,691
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 980,266 994,103
Freddie Mac Pool, 6.00%, 11/1/2054 927,149 940,334
Freddie Mac Pool, 5.50%, 12/1/2054 1,928,086 1,922,863
Freddie Mac Pool, 5.50%, 1/1/2055 1,947,367 1,942,092
Freddie Mac Pool, 5.50%, 2/1/2055 2,938,215 2,930,256
Freddie Mac Pool, 5.50%, 4/1/2055 1,993,449 1,988,048
United States Treasury Note, 4.88%, 10/31/2028 3,000,000 3,121,875
Total U.S. Government & Agencies
(Cost $116,206,517) 113,815,847
COLLATERALIZED LOAN OBLIGATIONS — 4.37%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.80%,
1/25/2038 (TSFR3M + 150bps)
(a),(b)
1,000,000 998,549
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 6.68%,
4/20/2034 (TSFR3M + 241.2bps)
(a),(b)
250,000 249,666
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.91%,
1/15/2035 (TSFR3M + 165bps)
(a),(b)
1,000,000 984,882
Caryle US CLO Ltd., Series 2017-3, Class BR2, 6.05%, 10/21/2037
(TSFR3M + 178bps)
(a),(b)
1,000,000 998,086
Hildene TruPS Financials Note Secruitization, Series 2019-2A, Class A1,
6.35%, 5/22/2039 (SOFR + 176.0bps)
(a),(b)
1,670,786 1,666,609

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
H15T5Y— 5 Year Treasury Rate
MTN— Medium Term Note
SOFR — Secured Overnight Financing Rate
SOFRIX — Secured Overnight Financing Rate Index
TSFR3M — Term Secured Overnight Finance Rate
(3 Month)
TSFR1M — Term Secured Overnight Finance Rate
(1 Month)
Principal
Amount Fair Value
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040
(a)
$ 849,928 $ 859,154
Madison Park Funding LXVII Ltd., Series 67A, Class B, 6.33%, 4/25/2037
(TSFRM + 205.0bps)
(a),(b)
1,000,000 1,002,281
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 6.72%,
10/15/2032 (TSFR3M + 246.2bps)
(a),(b)
1,000,000 998,903
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 6.44%,
7/17/2034 (TSFR3M + 216.2bps)
(a),(b)
1,000,000 994,658
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 5.99%,
1/20/2039 (TSFR3M + 170bps)
(a),(b)
1,000,000 997,999
Oaktree CLO Ltd., Series 2019-3, 5.87%, 1/20/2038 (TSFR3M +
138bps)
(a),(b)
1,000,000 993,629
Palmer Square CLO Ltd., Series 2022-1A, Class C, 6.32%, 4/20/2035
(TSFR3M + 205.0bps)
(a),(b)
1,000,000 996,868
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 6.68%, 4/20/2034
(TSFR3M + 241.2bps)
(b)
1,000,000 999,011
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 6.32%, 8/20/2032
(TSFR3M + 200bps)
(a),(b)
1,000,000 996,405
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.07%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
830,585 830,271
Venture CLO Ltd., Series 2018-31A, Class C1, 6.48%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a),(b)
1,000,000 998,528
Total Collateralized Loan Obligations
(Cost $15,580,483) 15,565,499
Total Investments — 94.54%
(Cost $350,198,005) 337,157,341
Other Assets in Excess of Liabilities  —  5.46% 19,483,590
Net Assets — 100.00% $ 356,640,931
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2025 was $102,819,522, representing 28.83% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default.
(d) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.3% of the Fund’s net assets.

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
USISSO05 — 5 Year Secured Overnight Financing
Rate-linked interest rate swap rate
USISDA05 — 5 Year Secured Overnight Financing
Rate-linked mid-market interest rate swap rate
USSW5 — USD 5 Year Swap Rate

Yorktown Growth Fund
Schedule of Investments
April 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 100.05%
Communications — 1.31%
Naspers Ltd., Class N - ADR 9,200 $ 481,712
Seek Ltd. - ADR
(a)
9,800 265,090
Trade Desk, Inc. (The), Class A
(a)
5,700 305,691
1,052,493
Consumer Discretionary — 13.90%
Afya Ltd. 17,900 340,100
Asics Corporation - ADR
(a)
24,000 516,720
Axon Enterprise, Inc.
(a)
1,875 1,149,937
Compagnie Financiere Richemont SA - ADR 25,900 455,322
Copart, Inc.
(a)
9,400 573,682
D.R. Horton, Inc. 3,600 454,824
Dorman Products, Inc.
(a)
3,700 419,210
Dutch Bros, Inc.
(a)
10,300 615,322
Evolution AB - ADR
(a)
2,300 161,978
Genius Sports Ltd.
(a)
62,700 676,533
GMS, Inc.
(a)
3,100 227,106
InterContinental Hotels Group PLC - ADR 3,750 404,587
Life Time Group Holdings, Inc.
(a)
5,550 170,163
Lithia Motors, Inc., Class A 2,100 614,796
MasterBrand, Inc.
(a)
40,650 493,897
Modine Manufacturing Co.
(a)
4,150 338,806
MonotaRO Co., Ltd. - ADR 29,500 564,630
On Holding AG
(a)
8,600 413,746
Patrick Industries, Inc. 5,550 427,239
PulteGroup, Inc. 4,000 410,320
Ralph Lauren Corp. 700 157,465
Sportradar Group AG
(a)
28,500 658,635
Taylor Morrison Home Corp.
(a)
7,400 424,390
Tractor Supply Co. 7,250 366,995
Visteon Corp.
(a)
2,000 158,380
11,194,783
Consumer Staples — 3.73%
BellRing Brands, Inc.
(a)
4,500 347,130
Bunge Global SA 4,050 318,816
Casey's General Stores, Inc. 1,200 555,108
Hims & Hers Health, Inc.
(a)
7,750 256,525
Performance Food Group Co.
(a)
5,630 454,116
Sprouts Farmers Market, Inc.
(a)
4,350 743,850
Tootsie Roll Industries, Inc.
(a)
10,300 329,600
3,005,145
Energy — 1.79%
ONEOK, Inc. 2,650 217,724
Ovintiv, Inc. 10,300 345,874
Texas Pacific Land Corp. 480 618,658
Transportadora de Gas del Sur SA - ADR
(a)
10,300 261,929
1,444,185

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
Financials — 15.89%
Banco Macro SA - ADR
(a)
5,100 $ 451,452
Blue Owl Capital, Inc. 16,900 313,157
Deutsche Boerse AG - ADR 31,000 994,480
Erie Indemnity Company, Class A 875 313,792
Evercore Partners, Inc., Class A 2,375 487,564
Federal Agricultural Mortgage Corp., Class C 1,600 280,528
FTAI Aviation Ltd. 5,800 621,238
Futu Holdings Ltd. - ADR
(a)
3,500 323,085
Grupo Financiero Galicia SA - ADR
(a)
7,450 449,980
Hamilton Lane, Inc., Class A 3,300 509,817
Houlihan Lokey, Inc., Class A 3,850 624,008
Interactive Brokers Group, Inc., Class A 3,100 532,735
Kinsale Capital Group, Inc. 1,300 565,838
KKR & Co., Inc. 7,200 822,744
LPL Financial Holdings, Inc. 2,990 956,172
Patria Investments Ltd. 34,000 356,320
Pinnacle Financial Partners, Inc. 2,500 250,600
Raymond James Financial, Inc. 6,450 883,908
RenaissanceRe Holdings Ltd. 1,450 350,799
Stifel Financial Corp. 4,900 419,881
Stock Yards Bancorp, Inc. 8,100 589,599
StoneX Group, Inc.
(a)
7,200 637,668
Tradeweb Markets, Inc., Class A 4,850 670,755
White Mountains Insurance Group Ltd. 220 388,839
12,794,959
Health Care — 5.97%
Argenx SE - ADR
(a)
425 274,185
Bruker Corp. 3,450 138,207
Catalyst Pharmaceuticals, Inc.
(a)
17,300 420,217
Charles River Laboratories International, Inc.
(a)
1,800 213,516
Ensign Group, Inc. (The) 1,400 180,586
Globus Medical, Inc., Class A
(a)
6,400 459,328
IQVIA Holdings, Inc.
(a)
920 142,664
Lonza Group AG - ADR
(a)
4,600 328,716
Medpace Holdings, Inc.
(a)
1,800 555,102
Penumbra, Inc.
(a)
3,000 878,520
Sonova Holding AG - ADR 6,780 415,546
Stevanato Group SpA 16,000 333,760
Straumann Holding AG - ADR 23,000 278,760
Tenet Healthcare Corp.
(a)
1,325 189,409
4,808,516
Industrials — 22.75%
Aaon, Inc. 4,500 410,715
API Group Corp.
(a)
10,100 382,083
Ashtead Group PLC - ADR 2,050 441,037
BWX Technologies, Inc. 4,700 512,864
Camtek Ltd.
(a)
5,200 339,768

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
Clean Harbors, Inc.
(a)
1,450 $ 310,213
Comfort Systems USA, Inc. 3,900 1,550,445
Core & Main, Inc., Class A
(a)
13,300 700,644
Curtiss-Wright Corp. 1,400 482,846
Disco Corp. - ADR
(a)
23,050 446,017
DSV AS - ADR 3,850 407,176
Embraer SA - ADR
(a)
4,200 192,948
Expeditors International of Washington, Inc. 2,600 285,766
Fluidra SA 15,600 359,483
Franklin Electric Co., Inc. 6,000 509,760
Generac Holdings, Inc.
(a)
1,800 205,884
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR 1,390 439,991
Herc Holdings, Inc. 2,300 251,712
IES Holdings, Inc.
(a)
5,400 1,062,072
Ingersoll Rand, Inc. 9,700 731,671
Installed Building Products, Inc. 1,300 215,579
ITT, Inc. 3,300 452,166
Korn/Ferry International 5,700 351,690
Landstar System, Inc. 2,250 301,838
Leonardo DRS, Inc.
(a)
7,900 291,984
Middleby Corp. (The)
(a)
3,300 440,055
Mueller Industries, Inc. 7,800 573,768
Primoris Services Corp. 4,100 245,877
Prysmian SpA - ADR 15,000 410,100
Prysmian SpA
(a)
14,400 782,871
RBC Bearings, Inc.
(a)
1,000 328,570
Regal Rexnord Corp. 2,300 243,432
Rentokil Initial PLC - ADR 7,800 178,932
Rollins, Inc. 7,300 417,049
Saia, Inc.
(a)
1,840 448,960
SPX Technologies, Inc.
(a)
2,700 362,205
Teledyne Technologies, Inc.
(a)
900 419,427
TopBuild Corp.
(a)
1,300 384,488
TriNet Group, Inc. 4,350 340,735
WESCO International, Inc. 3,600 586,656
Woodward, Inc. 2,750 515,818
18,315,295
Materials — 7.68%
Cabot Corp. 3,200 251,328
Core Natural Resources, Inc.
(a)
1,900 137,199
Eagle Materials, Inc. 1,650 373,543
Givaudan SA - ADR
(a)
5,100 490,773
Gold Fields Ltd. - ADR 22,750 512,785
Hawkins, Inc. 3,700 450,586
IMCD NV - ADR
(a)
2,300 153,410
James Hardie Industries PLC - ADR
(a)
12,300 292,002
Kingspan Group PLC - ADR
(a)
4,650 392,809
Simpson Manufacturing Co., Inc. 1,900 292,011

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
Steel Dynamics, Inc. 3,550 $ 460,471
Trex Co., Inc.
(a)
8,300 479,906
UFP Industries, Inc. 6,300 622,755
UFP Technologies, Inc.
(a)
1,550 323,237
United States Lime & Minerals, Inc. 4,125 385,729
West Fraser Timber Co. Ltd. 3,750 277,425
Westlake Chemical Corp. 3,050 281,911
6,177,880
Real Estate — 1.29%
CBRE Group, Inc., Class A
(a)
2,700 329,886
FirstService Corp. 2,300 403,719
McGrath RentCorp 2,850 304,010
1,037,615
Technology — 23.81%
Advantest Corp. - ADR
(a)
5,400 225,558
Agilysys, Inc.
(a)
1,350 100,372
Arista Networks, Inc.
(a)
9,800 806,246
ASM International NV - ADR 1,070 521,732
Bentley Systems, Inc., Class B 6,100 262,239
Clearwater Analytics Holdings, Inc., Class A
(a)
15,250 346,785
Commvault Systems, Inc.
(a)
1,650 275,765
CyberArk Software Ltd.
(a)
3,100 1,091,696
Datadog, Inc., Class A
(a)
4,000 408,640
Descartes Systems Group, Inc. (The)
(a)
10,800 1,138,212
Digi International, Inc.
(a)
13,700 372,640
DigitalOcean Holdings, Inc.
(a)
4,150 128,235
Dlocal Ltd., Class A
(a)
41,500 367,275
Doximity, Inc., Class A
(a)
7,200 409,536
Dynatrace, Inc.
(a)
10,600 497,882
ExlService Holdings, Inc.
(a)
12,100 586,608
Fabrinet
(a)
3,800 779,228
Fortinet, Inc.
(a)
4,950 513,612
Globant SA
(a)
2,100 246,897
Guidewire Software, Inc.
(a)
1,400 286,678
Harmonic, Inc.
(a)
26,000 233,480
InterDigital, Inc. 1,450 291,450
Jack Henry & Associates, Inc. 2,850 494,275
KLA Corp. 890 625,394
Life360, Inc.
(a)
9,000 386,100
Logitech International SA 7,500 565,425
MKS Instruments, Inc. 3,500 245,490
Monolithic Power Systems, Inc. 650 385,515
Paycom Software, Inc. 2,100 475,419
Paylocity Holdings Corp.
(a)
3,300 633,930
Paymentus Holdings, Inc.
(a)
10,800 350,568
PTC, Inc.
(a)
2,800 433,916
Qualys, Inc.
(a)
4,700 590,837
Shift4 Payments, Inc., Class A
(a)
4,400 359,920

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
SPS Commerce, Inc.
(a)
4,330 $ 621,398
Super Micro Computer, Inc.
(a)
11,250 358,425
SYNNEX Corp. 2,700 299,160
TDK Corp. - ADR
(a)
37,500 405,375
Toast, Inc., Class A
(a)
7,600 270,408
Tokyo Electron Ltd. - ADR 6,600 494,340
Tyler Technologies, Inc.
(a)
1,650 896,445
Veeva Systems, Inc., Class A
(a)
1,650 385,589
19,168,695
Utilities — 1.93%
ALLETE, Inc. 4,700 307,803
Pampa Energia SA - ADR
(a)
12,900 915,771
SSE PLC - ADR 14,400 330,912
1,554,486
Total Common Stocks
(Cost $57,567,660) 80,554,052
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.
(a)(b)
1,550 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 100.05%
(Cost $57,567,660) 80,554,052
Liabilities in Excess of Other Assets  —  (0.05)% (37,878)
Net Assets — 100.00% $ 80,516,174
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt

Yorktown Short Term Bond Fund
Schedule of Investments
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 39.30%
Consumer Discretionary — 4.39%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026 $ 1,000,000 $ 990,972
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 963,492
Hyundai Capital America, 4.55%, 9/26/2029
(a)
1,000,000 979,916
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 1,018,312
McDonald's Corp., MTN, 5.00%, 5/17/2029 2,000,000 2,052,462
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(a)
2,000,000 1,982,414
7,987,568
Consumer Staples — 2.23%
JBS USA LUX SA, 5.13%, 2/1/2028 1,000,000 1,011,238
Mars, Inc., 4.80%, 3/1/2030
(a)
2,000,000 2,025,151
Tyson Foods, Inc., 5.40%, 3/15/2029 1,000,000 1,029,437
4,065,826
Financials — 13.70%
Air Lease Corp., 1.88%, 8/15/2026 500,000 482,608
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,469,069
Aviation Capital Group LLC, 1.95%, 1/30/2026
(a)
1,000,000 977,494
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(a)
2,000,000 1,950,479
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 999,870
Citigroup, Inc., 5.13%, 6/9/2027 (SOFR + 77.0bps)
(b)
1,000,000 999,519
CNO Global Funding, 1.75%, 10/7/2026
(a)
500,000 481,228
GA Global Funding Trust, 1.63%, 1/15/2026
(a)
1,000,000 979,025
Goldman Sachs Group, Inc. (The), 5.17%, 3/9/2027 (SOFR + 81.0bps)
(b)
1,000,000 1,000,673
Goldman Sachs Group, Inc. (The), 5.28%, 10/21/2027 (SOFR + 92.0bps)
(b)
2,000,000 1,995,874
HSBC Holdings PLC, 5.94%, 9/12/2026 (TSFR3M + 164.1bps)
(b)
1,500,000 1,505,018
HSBC Holdings PLC, 5.66%, 11/19/2030 (SOFR + 129bps)
(b)
1,000,000 998,878
ING Groep NV, 5.37%, 4/1/2027 (SOFR + 101.0bps)
(b)
2,000,000 2,002,637
Jackson National Life Global Funding, 4.60%, 10/1/2029
(a)
1,000,000 993,806
JPMorgan Chase & Co., 5.25%, 4/22/2027 (SOFR + 88.5bps)
(b)
2,000,000 2,004,492
JPMorgan Chase & Co., 5.54%, 2/24/2028 (SOFR + 118.0bps)
(b)
1,000,000 1,004,045
JPMorgan Chase Bank NA, 5.11%, 12/8/2026 1,000,000 1,015,360
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(a)
250,000 249,325
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 965,413
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(a)
1,000,000 957,536
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(a)
1,000,000 960,315
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 967,584
24,960,248
Industrials — 7.88%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
926,957 926,480
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(a)
363,757 357,249
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(a)
160,491 160,546
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,460,153 1,426,319
Ashtead Capital, Inc., 1.50%, 8/12/2026
(a)
1,000,000 962,824
Caterpillar Financial Services Corp., 4.40%, 3/3/2028 3,000,000 3,027,376
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 979,921
Mileage Plus Holdings LLC, 6.50%, 6/20/2027
(a)
1,350,000 1,355,331

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(a)
$ 1,000,000 $ 967,936
Triton Container International Ltd., 2.05%, 4/15/2026
(a)
1,000,000 971,400
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 332,238 330,637
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 604,258 567,265
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 397,496 405,046
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 951,784 947,597
Vontier Corp., 1.80%, 4/1/2026 1,000,000 972,039
14,357,966
Materials — 2.67%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 996,754
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,898,384
Sealed Air Corp., 1.57%, 10/15/2026
(a)
1,000,000 954,486
Sherwin-Williams Co. (The), 4.55%, 3/2/2028 1,000,000 1,006,067
4,855,691
Real Estate — 0.27%
American Tower Corp., 1.60%, 4/15/2026 500,000 485,839
Technology — 3.79%
DXC Technology Co., 1.80%, 9/15/2026 500,000 480,093
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 1,000,000 990,966
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 971,804
Leidos, Inc., 4.38%, 5/15/2030 1,000,000 971,863
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 971,065
Oracle Corp., 4.80%, 8/3/2028 2,000,000 2,026,618
Wipro IT Services LLC, 1.50%, 6/23/2026
(a)
500,000 483,605
6,896,014
Utilities — 4.37%
Ameren Corp., 1.95%, 3/15/2027 500,000 478,948
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 1,000,376
Edison International, 4.70%, 8/15/2025 500,000 498,964
Enel Finance International NV, 1.63%, 7/12/2026
(a)
1,000,000 966,645
Georgia Power Co., 4.55%, 3/15/2030 1,000,000 1,006,848
Liberty Utilities Co., 5.58%, 1/31/2029
(a)
1,000,000 1,027,657
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 959,473
NSTAR Electric Co., 4.85%, 3/1/2030 2,000,000 2,029,275
7,968,186
Total Corporate Bonds and Notes
(Cost $72,177,154) 71,577,338
ASSET BACKED SECURITIES — 9.01%
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2,
5.38%, 1/21/2031
(a)
370,582 374,841
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035
(a)
146,496 148,765
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 1,017,258
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029
(a)
523,000 527,790

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M +
181.2bps)
(a),(b)
$ 1,000,000 $ 1,020,407
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,040,630
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(a)
433,643 430,745
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
2,000,000 1,954,928
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
655,767 606,178
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%,
5/17/2032
(a)
1,000,000 1,011,952
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(a)
333,841 337,069
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031
(a)
500,000 507,121
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(a)
410,979 383,877
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%,
1/15/2030
(a)
1,000,000 1,025,533
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a)
9,867 9,815
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(a)
426,387 429,976
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,008,000 1,028,334
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046
(a)
894,749 902,006
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN,
5.59%, 11/15/2029
(a)
184,671 186,314
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%,
5/15/2031
(a)
500,000 505,004
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034
(a)
500,000 509,442
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.59%,
6/15/2039 (TSFR3M + 55.2bps)
(b)
74,171 71,996
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(a)
6,677 6,647
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(a)
685,000 663,921
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(a)
846,330 784,129
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031
(a)
896,087 914,543
Total Asset Backed Securities
(Cost $16,439,608) 16,399,221
U.S. GOVERNMENT & AGENCIES — 44.62%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 601,938 601,641
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 794,824 778,247
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 200,344 189,533
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 653,787 638,881
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 635,223 639,230
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 668,031 588,892
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 716,914 616,797
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 775,696 774,217
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 731,225 733,448

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 $ 794,463 $ 749,261
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 693,243 576,129
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 759,711 631,731
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 590,699 495,328
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 621,880 543,331
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 657,395 551,793
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,548,195 1,442,265
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 848,092 790,453
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 830,874 794,999
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053 1,054,896 1,057,587
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 843,168 826,639
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,622,493 1,621,612
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 908,306 845,491
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053 871,036 870,001
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,734,767 1,731,815
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053 854,982 867,971
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054 970,917 987,185
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054 1,801,977 1,827,510
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055 1,500,000 1,495,936
Federal Farm Credit Banks Funding Corp., 5.44%, 8/21/2034 1,000,000 1,000,558
Federal Farm Credit Banks Funding Corp., 6.25%, 5/6/2039 1,000,000 1,000,202
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039 1,000,000 1,004,516
Federal Farm Credit Banks Funding Corp., 6.05%, 6/27/2044 2,000,000 2,006,099
Federal Farm Credit Banks Funding Corp., 6.03%, 8/1/2044 1,000,000 1,002,671
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044 2,000,000 1,991,795
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044 1,000,000 998,869
Federal Farm Credit Banks Funding Corp., 5.74%, 3/6/2045 2,000,000 2,001,184
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045 1,000,000 998,188
Federal Farm Credit Banks Funding Corp., 5.93%, 5/1/2045 2,000,000 1,998,848
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049 1,000,000 1,002,884
Federal Home Loan Banks, 5.07%, 1/23/2030 1,000,000 1,005,424
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 999,870
Federal Home Loan Banks, 6.25%, 5/2/2039 1,000,000 1,000,175
Federal Home Loan Banks, 5.00%, 10/21/2039 1,000,000 983,696
Federal Home Loan Banks, 5.00%, 10/28/2039 1,000,000 1,019,592
Federal Home Loan Banks, 5.70%, 2/6/2040 1,500,000 1,503,495
Federal Home Loan Banks, 5.75%, 2/27/2040 1,000,000 1,003,087
Federal Home Loan Banks, 5.24%, 2/27/2040 1,000,000 1,026,297
Federal Home Loan Banks, 6.15%, 6/17/2044 1,000,000 999,987
Federal Home Loan Banks, 6.23%, 7/22/2044 1,500,000 1,502,295
Federal Home Loan Banks, 5.05%, 10/25/2044 1,000,000 1,000,851
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 999,029
Federal Home Loan Banks, 5.90%, 2/27/2045 1,000,000 1,001,107
Federal Home Loan Banks, 5.40%, 11/29/2049 1,000,000 1,006,857
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,434,724 1,424,451
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 863,656 726,590
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 915,873 853,677
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 796,305 761,896

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 $ 845,669 $ 766,579
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052 876,744 838,702
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 764,810 751,010
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 886,275 847,157
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 967,804 950,655
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 863,125 863,256
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,822,845 1,787,769
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 858,055 862,345
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 853,640 839,546
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053 881,732 864,220
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053 931,459 866,847
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053 1,642,158 1,667,400
Freddie Mac, Pool #SD8408, 5.50%, 3/1/2054 2,202,992 2,197,541
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054 880,787 878,607
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054 836,122 847,883
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054 900,837 898,608
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054 1,871,537 1,866,905
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 1,470,399 1,491,154
United States Treasury Note/Bond, 4.38%, 11/30/2028 3,000,000 3,074,063
Total U.S. Government & Agencies
(Cost $82,265,463) 81,252,360
COLLATERALIZED LOAN OBLIGATIONS — 4.01%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 5.46%,
1/15/2035 (TSFR3M + 120bps)
(a),(b)
1,000,000 991,072
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 5.68%, 1/25/2035
(TSFR3M + 140.2bps)
(a),(b)
1,000,000 999,737
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 5.43%, 4/22/2038
(TSFR3M + 115.0bps)
(a),(b)
500,000 494,473
ICG US CLO Ltd., Series 2014-1A, Class A1, 5.73%, 10/20/2034 (TSFR3M
+ 146.2bps)
(a),(b)
1,000,000 1,000,575
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 5.92%,
10/15/2032 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 997,880
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 5.91%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 996,881
Oaktree CLO Ltd., Series 2019-3, 5.67%, 1/20/2038 (TSFR3M +
138.0bps)
(a),(b)
1,000,000 999,980
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.07%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
830,585 830,270
Total Collateralized Loan Obligations
(Cost $7,330,585) 7,310,868
Total Investments — 96.94%
(Cost $178,212,810) 176,539,787
Other Assets in Excess of Liabilities  —  3.06% 5,581,376
Net Assets — 100.00% $ 182,121,163

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
H15T5Y— 5 Year Treasury Rate
MTN— Medium Term Note
SOFR— Secured Overnight Financing Rate
TSFR3M— Term Secured Overnight Finance Rate
(3 Month)
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2025 was $46,684,460, representing 25.63% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Small Cap Fund
Schedule of Investments
April 30, 2025 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 97.58%
Communications — 2.17%
Grab Holdings Ltd., Class A
(a)
52,000 $ 253,760
Gravity Co. Ltd. - ADR
(a)
5,100 305,490
559,250
Consumer Discretionary — 17.19%
Axon Enterprise, Inc.
(a)
775 475,307
Boot Barn Holdings, Inc.
(a)
1,700 177,378
Boyd Gaming Corp. 2,700 186,678
Bright Horizons Family Solutions, Inc.
(a)
1,500 188,130
Cavco Industries, Inc.
(a)
800 395,080
Churchill Downs, Inc. 3,100 280,271
Dorman Products, Inc.
(a)
1,800 203,940
DraftKings, Inc., Class A
(a)
9,960 331,568
Driven Brands Holdings, Inc.
(a)
14,850 245,322
FirstCash Holdings, Inc. 2,650 354,994
G-III Apparel Group Ltd.
(a)
5,450 137,449
Griffon Corp. 3,050 207,736
Group 1 Automotive, Inc. 440 177,597
SharkNinja, Inc.
(a)
3,500 281,750
Sportradar Group AG
(a)
13,600 314,296
Texas Roadhouse, Inc. 1,900 315,324
Universal Technical Institute, Inc.
(a)
5,750 161,345
4,434,165
Consumer Staples — 8.64%
BJ's Wholesale Club Holdings, Inc.
(a)
5,740 674,794
Chefs' Warehouse, Inc. (The)
(a)
7,050 401,639
Dole PLC 12,600 191,394
Inter Parfums, Inc. 1,200 131,040
Performance Food Group Co.
(a)
2,250 181,485
Pilgrim's Pride Corp.
(a)
9,000 491,220
Vital Farms, Inc.
(a)
4,600 157,504
2,229,076
Energy — 1.36%
Aris Water Solutions, Inc., Class A 6,700 167,232
Range Resources Corp. 5,400 183,222
350,454
Financials — 18.28%
Bancorp, Inc. (The)
(a)
4,300 207,733
Brookfield Asset Management Ltd. 5,637 300,621
Enova International, Inc.
(a)
2,250 206,527
Freedom Holding Corp.
(a)
3,700 528,471
Goosehead Insurance, Inc., Class A
(a)
5,050 490,911
Hamilton Lane, Inc., Class A 2,300 355,327
LPL Financial Holdings, Inc. 2,300 735,517
Marex Group PLC
(a)
5,900 261,665
Merchants Bancorp 8,800 264,704
Palomar Holdings, Inc.
(a)
2,000 290,040

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
Robinhood Markets, Inc., Class A
(a)
15,900 $ 780,849
StoneX Group, Inc.
(a)
3,300 292,265
4,714,630
Health Care — 12.28%
Catalyst Pharmaceuticals, Inc.
(a)
20,250 491,872
Ensign Group, Inc. (The) 2,100 270,879
Haemonetics Corp.
(a)
3,100 195,362
Insmed, Inc.
(a)
5,850 421,200
Integer Holdings Corp.
(a)
2,350 296,828
Lantheus Holdings, Inc.
(a)
4,800 500,832
Merit Medical Systems, Inc.
(a)
2,950 278,628
Pacira BioSciences, Inc.
(a)
6,600 177,540
Progyny, Inc.
(a)
11,500 262,660
Veracyte, Inc.
(a)
8,900 271,450
3,167,251
Industrials — 15.20%
Aaon, Inc. 1,700 155,159
AeroVironment, Inc.
(a)
1,994 302,131
AZZ, Inc. 3,750 325,350
Badger Meter, Inc. 1,650 364,353
Construction Partners, Inc., Class A
(a)
4,800 394,272
CSW Industrials, Inc. 1,300 406,224
Herc Holdings, Inc. 1,100 120,384
IES Holdings, Inc.
(a)
940 184,879
Itron, Inc.
(a)
3,000 333,870
Janus International Group, Inc.
(a)
28,500 196,080
Mueller Industries, Inc. 6,650 489,174
RBC Bearings, Inc.
(a)
970 318,713
V2X, Inc.
(a)
3,500 174,160
WESCO International, Inc. 950 154,812
3,919,561
Materials — 4.13%
Balchem Corp. 1,450 226,997
Graphic Packaging Holding Co. 10,450 264,490
Hawkins, Inc. 1,450 176,581
Tecnoglass, Inc. 2,800 199,556
United States Lime & Minerals, Inc. 2,100 196,371
1,063,995
Real Estate — 2.42%
Healthpeak Properties, Inc. 9,650 172,156
Matson, Inc. 4,130 450,542
622,698
Technology — 15.91%
ACM Research, Inc., Class A
(a)
13,300 258,951
Allegro Microsystems, Inc.
(a)
11,300 215,491
Calix, Inc.
(a)
9,000 368,190
CyberArk Software Ltd.
(a)
950 334,552
Duolingo, Inc.
(a)
1,400 545,272

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2025 - (Unaudited)
Shares Fair Value
ExlService Holdings, Inc.
(a)
4,000 $ 193,920
NCR Atleos Corp.
(a)
5,700 159,144
Nova Ltd.
(a)
1,800 353,178
Paylocity Holdings Corp.
(a)
950 182,495
Rambus, Inc.
(a)
7,000 341,530
Super Micro Computer, Inc.
(a)
8,700 277,182
TaskUS, Inc., Class A
(a)
19,800 276,408
Verra Mobility Corp., Class A
(a)
10,000 218,000
WNS Holdings Ltd.
(a)
3,800 229,976
ZoomInfo Technologies, Inc., Class A
(a)
17,300 148,088
4,102,377
Total Common Stocks
(Cost $19,156,775) 25,163,457
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
Sinovac Biotech, Ltd.
(a)(b)
74,893 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 97.58%
(Cost $19,156,775) 25,163,457
Other Assets in Excess of Liabilities  —  2.42% 625,024
Net Assets — 100.00% $ 25,788,481
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt